Note 7 - Stockholders' Equity- Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Outstanding (in shares)	602,000
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 2.79
Granted (in shares)	360,300
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 3.82
Exercised (in shares)	0
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0
Forfeited or expired (in shares)	0
Outstanding (in shares)	962,300
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 3.18
Outstanding, weighted average remaining contractual term (Year)	9 years 3 months 21 days
Outstanding, aggregate intrinsic value | $	$ 499,660
Exercisable (in shares)	200,661
Exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 2.79
Exercisable, weighted average remaining contractual term (Year)	8 years 11 months 4 days
Exercisable, aggregate intrinsic value | $	$ 166,549